Note 28 Restricted reserves breakdown by concepts (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted reserves breakdown by concepts [Line Items]
Restricted reserve for retired capital		€ 88	€ 88	€ 88
Restricted reserve for parent company shares and loans for those shares	[1]	672	30	34
Restricted reserve for redenomination of capital in euros		2	2	2
Total restricted reserves		€ 761	€ 120	€ 124

[1]	(*) The variation in 2021 is mainly due to the share buyback program (see Note 4).